Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.
The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link
and go to the Glossary tab in the Monthly Investor Report section:	http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.

Programme Information
Outstanding Covered Bonds
Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(1)	Interest Basis	Rate Type
CB7	CHF500,000,000	1.1149700 C$/CHF	$557,485,000	2021/04/21	2.250%	Fixed
CB11	€2,000,000,000	1.3650000 C$/€	$2,730,000,000	2020/08/04	1.625%	Fixed
CB21	€1,000,000,000	1.3870000 C$/€	$1,387,000,000	2022/06/17	0.875%	Fixed
CB22	€279,500,000	1.4017000 C$/€	$391,775,150	2031/07/21	1.652%	Fixed
CB25	€1,250,000,000	1.4899000 C$/€	$1,862,375,000	2020/12/16	0.500%	Fixed
CB26	USD$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	2020/10/14	2.100%	Fixed
CB27	€410,500,000	1.4524599 C$/€	$596,234,800	2034/12/15	1.616%	Fixed
CB28	€100,000,000	1.5370000 C$/€	$153,700,000	2036/01/14	1.625%	Fixed
CB30	€1,500,000,000	1.4808000 C$/€	$2,221,200,000	2021/03/11	0.125%	Fixed
CB31	USD$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	2021/03/22	2.300%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	2021/09/14	3 month £ ICE LIBOR +0.400%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	2021/12/22	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	2022/12/08	3 month £ LIBOR +0.230%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	2021/06/08	3 month £ LIBOR +0.270%	Floating
CB37	€1,500,000,000	1.5417000 C$/€	$2,312,550,000	2023/06/28	0.250%	Fixed
CB38	€1,500,000,000	1.5148000 C$/€	$2,272,200,000	2025/09/10	0.625%	Fixed
CB39	USD$1,700,000,000	1.2990000 C$/US$	$2,208,300,000	2021/10/22	3.350%	Fixed
CB40	€1,750,000,000	1.5160000 C$/€	$2,653,000,000	2024/01/29	0.250%	Fixed
CB41	€100,000,000	1.5110000 C$/€	$151,100,000	2039/03/14	1.384%	Fixed
CB42	€1,250,000,000	1.5040000 C$/€	$1,880,000,000	2026/06/19	0.050%	Fixed
CB43	$1,250,000,000	N/A	$1,250,000,000	2022/06/27	3 month BA +0.140%	Floating
CB44	USD$1,500,000,000	1.3244000 C$/US$	$1,986,600,000	2022/09/23	1.900%	Fixed
CB45	£1,000,000,000	1.6354000 C$/£	$1,635,400,000	2024/10/03	SONIA +0.580%	Floating
CB46	€150,000,000	1.4687000 C$/€	$220,305,000	2039/12/30	0.652%	Fixed
CB47	€1,500,000,000	1.4505000 C$/€	$2,175,750,000	2027/01/21	0.010%	Fixed
CB48	€120,000,000	1.4529000 C$/€	$174,348,000	2040/01/24	0.667%	Fixed
CB49	£1,250,000,000	1.7234000 C$/£	$2,154,250,000	2025/01/30	SONIA +0.470%	Floating
CB50	€1,000,000,000	1.5600000 C$/€	$1,560,000,000	2025/03/25	0.125%	Fixed
CB51(2)	$2,500,000,000	N/A	$2,500,000,000	2021/04/24	3 month BA +0.100%	Floating
CB52	CHF200,000,000	1.4557000 C$/CHF	$291,140,000	2027/04/06	0.155%	Fixed
CB53(2)	$5,000,000,000	N/A	$5,000,000,000	2021/09/27	3 month BA +0.200%	Floating
CB54(2)	$5,000,000,000	N/A	$5,000,000,000	2022/09/27	3 month BA +0.450%	Floating
CB55(2)	$5,000,000,000	N/A	$5,000,000,000	2023/03/27	3 month BA +0.500%	Floating
CB56(2)	$5,000,000,000	N/A	$5,000,000,000	2023/09/27	3 month BA +0.600%	Floating
CB57	AUD$2,250,000,000	0.8909700 C$/AU$	$2,004,682,500	2023/04/24	3 month AUD BBSW +1.000%	Floating
CB58(2)	$5,000,000,000	N/A	$5,000,000,000	2023/12/01	3 month BA +0.450%	Floating
CB59(2)	$5,000,000,000	N/A	$5,000,000,000	2024/03/01	3 month BA +0.450%	Floating
Total			$75,326,620,450

OSFI Covered Bond Ratio:(3)(4)			2.75%	OSFI Covered Bond Ratio Limit:(3)		5.50%
OSFI Covered Bond Ratio:(3)			4.84%	OSFI Temporary Covered Bond Ratio Limit: (3)		10.00%

Weighted average maturity of Outstanding Covered Bonds (months)				36.13
Weighted average remaining term of Loans in Cover Pool (months)				30.84

Series Ratings	Moody's	DBRS	Fitch
CB7	Aaa	AAA	AAA
CB11	Aaa	AAA	AAA
CB21	Aaa	AAA	AAA
CB22	Aa3	AAA	AAA
CB25	Aaa	AAA	AAA
CB26	Aaa	AAA	AAA
CB27	Aaa	AAA	AAA
CB28	Aaa	AAA	AAA
CB30	Aaa	AAA	AAA
CB31	Aaa	AAA	AAA
CB33	Aaa	AAA	AAA
CB34	Aaa	AAA	AAA
CB35	Aaa	AAA	AAA
CB36	Aaa	AAA	AAA
CB37	Aaa	AAA	AAA
CB38	Aaa	AAA	AAA
CB39	Aaa	AAA	AAA
CB40	Aaa	AAA	AAA
CB41	Aaa	AAA	AAA
CB42	Aaa	AAA	AAA
CB43	Aaa	AAA	AAA
CB44	Aaa	AAA	AAA
CB45	Aaa	AAA	AAA
CB46	Aaa	AAA	AAA
CB47	Aaa	AAA	AAA
CB48	Aaa	AAA	AAA
CB49	Aaa	AAA	AAA
CB50	Aaa	AAA	AAA
CB51	Aaa	AAA	AAA
CB52	Aaa	AAA	AAA
CB53	Aaa	AAA	AAA
CB54	Aaa	AAA	AAA
CB55	Aaa	AAA	AAA
CB56	Aaa	AAA	AAA
CB57	Aaa	AAA	AAA
CB58	Aaa	AAA	AAA
CB59	Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.
(2) Issued for purpose of accessing Bank of Canada facilities.
(3) Per OSFI's letter dated March 27, 2020, OSFI has provided temporary relief to allow Canadian federal deposit taking institutions to pledge covered bonds as collateral to the Bank of Canada by providing that assets pledged for covered bonds relative to total on-balance sheet assets not exceed 10.00% including instruments issued to the market and those pledged to Bank of Canada; provided that the maximum amount of pool assets relating to market instruments remains limited to 5.50%.
(4) Does not include assets pledged for covered bonds issued for the purpose of accessing Bank of Canada facilities. The Covered Bond Ratio (not including assets pledged for covered bonds issued for the purpose of accessing Bank of Canada facilities) in the reports having a Calculation Date of May 29, 2020 and April 30, 2020 is hereby deleted and replaced with 2.75% and 3.12%, respectively.

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 1 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Supplementary Information
Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent ⁽¹⁾	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB32, CB51, CB53 to CB56 is Royal Bank of Canada. The Paying Agent in respect of CB52 is UBS AG.

Royal Bank of Canada's Ratings
	Moody's	DBRS	Fitch
Senior Debt⁽¹⁾ / Long-Term Issuer Default Rating (Fitch)	Aa2	AA (high)	AA+/AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (high)(dr)	F1+/AA+
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	AA+(dcr)
Rating Outlook	Stable	Stable	Negative
Applicable Ratings of Standby Account Bank & Standby GDA Provider
	Moody's	DBRS	Fitch
Senior Debt⁽²⁾ / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA/AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA-
Description of Ratings Triggers⁽³⁾⁽⁴⁾
A. Party Replacement
If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.
Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-⁽⁵⁾
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-⁽⁵⁾
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+⁽⁶⁾
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+⁽⁶⁾
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+⁽⁶⁾
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+⁽⁶⁾
B. Specified Rating Related Action
i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset	Baa3 (cr)	n/a	BBB (long)⁽⁶⁾
Coverage/Amortization test on each Calculation Date
(b) Amounts received by the Cash Manager are required to be deposited directly into	P-1 (dr)	BBB (low)	F1 & A-⁽⁵⁾
the Transaction Account
(c) Amounts received by the Servicer are to be deposited directly to the GIC	P-1 (dr)	BBB (low)	F1 & A-⁽⁵⁾
Account and not provided to the Cash Manager
ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer	P-1 (dr)	BBB (low)	F1 & A-⁽⁵⁾
them to the Cash Manager or GIC Account, as applicable, within 2 business days
iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-⁽⁵⁾
iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the
extent not already occurring) except as otherwise provided in the Covered Bond	Baa1 (cr)	BBB (high) (long)	BBB+ (dcr)
Swap Agreement
v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-⁽⁶⁾
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-⁽⁶⁾
Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bonds < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(1) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “bail-in” regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA by DBRS and AA by Fitch.
(2) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization “bail-in” regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA (low) by DBRS and AA- by Fitch.
(3) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.
(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(6) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 2 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$75,326,620,450

A = lower of (i) LTV Adjusted True Balance, and	$106,110,893,861	A (i)	$114,083,849,964
(ii) Asset Percentage Adjusted True Balance, as adjusted		A (ii)	$106,110,893,861
B = Principal Receipts	-	Asset Percentage:	93.00%
C = Cash Capital Contributions	-	Maximum Asset Percentage:	93.00%
D = Substitute Assets	-
E = Reserve Fund balance	-
F = Negative Carry Factor calculation	$1,137,870,411
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)	$104,973,023,450

Regulatory OC Minimum Calculation

A Lesser of (a) Cover Pool Collateral, and	$81,085,017,983	A(a)	$114,049,445,649*
(b) Cover Pool Collateral required to meet the Asset Coverage Test		A(b)	$81,085,017,983
B (C$ Equivalent of Outstanding Covered Bonds)	$75,326,620,450
Level of Overcollateralization (A/B)	107.64%
Regulatory OC Minimum	103.00%
*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds	$77,720,391,832

A = LTV Adjusted Present Value	$114,942,038,430	Weighted Average Effective Yield of Performing Eligible Loans:	2.38%
B = Principal Receipts	-
C = Cash Capital Contributions	-
D = Trading Value of Substitute Assets	-
E = Reserve Fund Balance	-
F = Trading Value of Swap Collateral	-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)	$114,942,038,430

Intercompany Loan Balance

Guarantee Loan	$81,463,910,324
Demand Loan	$32,765,181,694
Total	$114,229,092,018

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
June 30, 2020	$1,481,426	0.02%

Cover Pool Flow of Funds

	30-Jun-2020		29-May-2020
Cash Inflows
Principal Receipts	$1,879,628,926	(1)	$1,637,107,906	(1)
Proceeds for sale of Loans	-		-
Draw on Intercompany Loan	-		-
Revenue Receipts	$278,425,169		$261,901,189
Swap receipts	$166,060,383	(2)	$174,490,114	(3)
Swap Breakage Fee	-		-
Cash Outflows
Swap payment	($278,425,169)	(2)	($261,901,189)	(3)
Intercompany Loan interest	($165,728,262)	(2)	($174,141,133)	(3)
Intercompany Loan principal	($1,879,628,926)	(1)(2)	($1,637,107,906)	(1)(3)
Purchase of Loans	-		-
Net inflows/(outflows)	$332,121		$348,980

(1) Includes Capitalized Interest on Loans. Amounts drawn by the Guarantor LP on the Intercompany Loan in respect of Capitalized Interest are included on a net basis in the Intercompany Loan principal.
(2) Cash settlement to occur on July 17, 2020
(3) Cash settlement occured on June 17, 2020

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 3 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Cover Pool Summary Statistics

Previous Month Ending Balance	$116,030,903,114
Current Month Ending Balance	$114,112,084,167
Number of Mortgages in Pool	517,307
Average Mortgage Size	$220,589
Ten Largest Mortgages as a % of Current Month Ending Balance	0.02%
Number of Properties	438,011
Number of Borrowers	410,181
	Original (1)	Indexed (2)
Weighted Average LTV - Authorized	69.41%	58.54%
Weighted Average LTV - Drawn	61.86%	52.63%
Weighted Average LTV - Original Authorized	71.34%
Weighted Average Mortgage Rate	2.73%
Weighted Average Seasoning (Months)	21.71
Weighted Average Original Term (Months)	53.02
Weighted Average Remaining Term (Months)	30.84

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	516,750	99.89	$114,004,518,611	99.91
30 to 59 days past due	144	0.03	$31,873,091	0.03
60 to 89 days past due	62	0.01	$13,053,947	0.01
90 or more days past due	351	0.07	$62,638,518	0.05
Total	517,307	100.00	$114,112,084,167	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	55,540	10.74	$11,300,678,095	9.90
British Columbia	93,398	18.05	$25,007,146,934	21.91
Manitoba	18,717	3.62	$2,638,120,811	2.31
New Brunswick	9,536	1.84	$948,268,925	0.83
Newfoundland and Labrador	6,365	1.23	$924,123,581	0.81
Northwest Territories	18	0.00	$1,863,415	0.00
Nova Scotia	14,000	2.71	$1,706,415,705	1.50
Nunavut	1	0.00	$38,103	0.00
Ontario	228,955	44.26	$58,144,982,022	50.95
Prince Edward Island	1,808	0.35	$217,528,971	0.19
Quebec	73,758	14.26	$10,960,054,187	9.60
Saskatchewan	15,121	2.92	$2,248,980,975	1.97
Yukon	90	0.02	$13,882,442	0.01
Total	517,307	100.00	$114,112,084,167	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,484	0.29	$233,422,147	0.20
499 and below	497	0.10	$95,043,464	0.08
500 - 539	992	0.19	$205,879,892	0.18
540 - 559	813	0.16	$179,591,924	0.16
560 - 579	1,179	0.23	$268,587,724	0.24
580 - 599	1,711	0.33	$407,054,816	0.36
600 - 619	2,763	0.53	$656,939,930	0.58
620 - 639	4,910	0.95	$1,196,022,510	1.05
640 - 659	7,729	1.49	$1,928,739,521	1.69
660 - 679	12,188	2.36	$2,940,536,133	2.58
680 - 699	17,385	3.36	$4,227,940,256	3.71
700 - 719	23,295	4.50	$5,535,290,037	4.85
720 - 739	27,575	5.33	$6,551,581,929	5.74
740 - 759	30,700	5.93	$7,285,304,712	6.38
760 - 779	34,985	6.76	$8,392,473,308	7.35
780 - 799	41,311	7.99	$9,878,970,701	8.66
800 and above	307,790	59.50	$64,128,705,162	56.20
Total	517,307	100.00	$114,112,084,167	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 4 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	421,175	81.42	$90,530,385,418	79.33
Variable	96,132	18.58	$23,581,698,749	20.67
Total	517,307	100.00	$114,112,084,167	100.00

Mortgage Asset Type Distribution

Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	126,100	24.38	$36,818,326,388	32.27
Mortgage Segment of All-in-One Product	391,207	75.62	$77,293,757,779	67.73
Total	517,307	100.00	$114,112,084,167	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	458,054	88.55	$100,127,473,011	87.74
Non-Owner Occupied	59,253	11.45	$13,984,611,155	12.26
Total	517,307	100.00	$114,112,084,167	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	70,134	13.56	$17,802,412,347	15.60
2.0000% - 2.4999%	56,461	10.91	$13,280,925,512	11.64
2.5000% - 2.9999%	218,778	42.29	$48,449,575,374	42.46
3.0000% - 3.4999%	126,838	24.52	$26,773,110,693	23.46
3.5000% - 3.9999%	40,496	7.83	$7,226,767,658	6.33
4.0000% - 4.4999%	2,292	0.44	$281,634,301	0.25
4.5000% - 4.9999%	701	0.14	$112,667,781	0.10
5.0000% - 5.4999%	99	0.02	$9,031,136	0.01
5.5000% - 5.9999%	12	0.00	$668,913	0.00
6.0000% - 6.4999%	1	0.00	$85,728	0.00
6.5000% - 6.9999%	0	0.00	$0	0.00
7.0000% and above	1,495	0.29	$175,204,724	0.15
Total	517,307	100.00	$114,112,084,167	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	96,320	18.62	$17,561,753,032	15.39
12.00 - 23.99	97,870	18.92	$20,276,233,091	17.77
24.00 - 35.99	122,645	23.71	$27,685,752,743	24.26
36.00 - 47.99	109,713	21.21	$26,162,656,937	22.93
48.00 - 59.99	85,641	16.56	$21,511,201,224	18.85
60.00 - 71.99	4,478	0.87	$812,569,116	0.71
72.00 - 83.99	368	0.07	$46,105,242	0.04
84.00 - 119.99	271	0.05	$55,747,514	0.05
120.00 and above	1	0.00	$65,267	0.00
Total	517,307	100.00	$114,112,084,167	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	143,932	27.82	$33,879,678,999	29.69
12.00 - 23.99	142,851	27.61	$32,725,279,492	28.68
24.00 - 35.99	117,404	22.70	$26,065,237,853	22.84
36.00 - 59.99	110,494	21.36	$21,080,661,152	18.47
60.00 and above	2,626	0.51	$361,226,670	0.32
Total	517,307	100.00	$114,112,084,167	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 5 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	154,650	29.90	$8,265,179,591	7.24
100,000 - 149,999	76,941	14.87	$9,613,452,535	8.42
150,000 - 199,999	67,210	12.99	$11,727,341,293	10.28
200,000 - 249,999	53,804	10.40	$12,069,446,715	10.58
250,000 - 299,999	41,801	8.08	$11,456,785,548	10.04
300,000 - 349,999	30,164	5.83	$9,769,758,506	8.56
350,000 - 399,999	22,248	4.30	$8,322,588,670	7.29
400,000 - 449,999	16,166	3.13	$6,856,034,551	6.01
450,000 - 499,999	12,698	2.45	$6,022,568,209	5.28
500,000 - 549,999	9,277	1.79	$4,864,383,534	4.26
550,000 - 599,999	7,397	1.43	$4,249,864,591	3.72
600,000 - 649,999	5,313	1.03	$3,317,454,728	2.91
650,000 - 699,999	4,082	0.79	$2,752,934,697	2.41
700,000 - 749,999	3,055	0.59	$2,212,594,828	1.94
750,000 - 799,999	2,482	0.48	$1,921,351,064	1.68
800,000 - 849,999	1,832	0.35	$1,509,634,122	1.32
850,000 - 899,999	1,549	0.30	$1,354,772,546	1.19
900,000 - 949,999	1,322	0.26	$1,222,985,463	1.07
950,000 - 999,999	1,038	0.20	$1,010,920,320	0.89
1,000,000 and above	4,278	0.83	$5,592,032,654	4.90
Total	517,307	100.00	$114,112,084,167	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	68,584	13.26	$13,720,954,353	12.02
Detached	373,271	72.16	$83,520,621,031	73.19
Duplex	5,806	1.12	$861,931,535	0.76
Fourplex	1,379	0.27	$255,221,894	0.22
Other	558	0.11	$78,533,229	0.07
Row (Townhouse)	37,362	7.22	$8,749,938,443	7.67
Semi-detached	28,813	5.57	$6,648,833,712	5.83
Triplex	1,534	0.30	$276,049,969	0.24
Total	517,307	100.00	$114,112,084,167	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	15,617	3.57	$1,208,582,527	1.06
20.01 - 25.00	8,798	2.01	$1,266,195,334	1.11
25.01 - 30.00	14,305	3.27	$2,452,430,637	2.15
30.01 - 35.00	21,422	4.89	$4,139,116,943	3.63
35.01 - 40.00	29,100	6.64	$6,446,456,451	5.65
40.01 - 45.00	38,946	8.89	$8,743,781,308	7.66
45.01 - 50.00	38,862	8.87	$9,300,671,905	8.15
50.01 - 55.00	43,153	9.85	$10,774,823,299	9.44
55.01 - 60.00	38,493	8.79	$11,561,181,916	10.13
60.01 - 65.00	41,921	9.57	$12,435,475,806	10.90
65.01 - 70.00	43,040	9.83	$13,460,241,022	11.80
70.01 - 75.00	51,486	11.75	$16,471,559,494	14.43
75.01 - 80.00	40,208	9.18	$11,932,322,301	10.46
> 80.00	12,660	2.89	$3,919,245,225	3.43
Total	438,011	100.00	$114,112,084,167	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	55,261	12.62	$4,949,306,251	4.34
20.01 - 25.00	22,048	5.03	$3,659,211,744	3.21
25.01 - 30.00	25,834	5.90	$5,158,044,601	4.52
30.01 - 35.00	29,231	6.67	$6,676,161,970	5.85
35.01 - 40.00	33,200	7.58	$8,357,476,054	7.32
40.01 - 45.00	35,052	8.00	$9,124,413,717	8.00
45.01 - 50.00	34,786	7.94	$9,708,480,946	8.51
50.01 - 55.00	34,379	7.85	$10,357,447,157	9.08
55.01 - 60.00	35,276	8.05	$11,322,848,650	9.92
60.01 - 65.00	35,342	8.07	$11,410,609,375	10.00
65.01 - 70.00	36,513	8.34	$12,224,014,053	10.71
70.01 - 75.00	37,971	8.67	$13,119,387,705	11.50
75.01 - 80.00	19,277	4.40	$6,736,532,461	5.90
> 80.00	3,841	0.88	$1,308,149,483	1.15
Total	438,011	100.00	$114,112,084,167	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 6 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Provincial Distribution by Indexed LTV- Drawn and Aging Summary

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta
	20.00 and below	$265,787,639	$62,952	$0	$316,735	$266,167,326
	20.01 - 25.00	$205,827,947	$0	$19,812	$148,946	$205,996,705
	25.01 - 30.00	$270,059,583	$128,302	$0	$279,277	$270,467,162
	30.01 - 35.00	$380,211,193	$258,411	$0	$377,846	$380,847,450
	35.01 - 40.00	$500,361,589	$387,766	$125,697	$1,527,286	$502,402,339
	40.01 - 45.00	$621,639,258	$0	$90,025	$2,753,172	$624,482,456
	45.01 - 50.00	$698,032,179	$0	$169,419	$4,749,677	$702,951,275
	50.01 - 55.00	$769,518,043	$1,084,473	$181,674	$1,224,759	$772,008,948
	55.01 - 60.00	$856,134,134	$132,759	$0	$2,139,833	$858,406,725
	60.01 - 65.00	$1,039,249,602	$457,335	$102,581	$1,630,112	$1,041,439,630
	65.01 - 70.00	$1,262,698,487	$0	$128,713	$2,467,407	$1,265,294,606
	70.01 - 75.00	$1,586,990,507	$653,949	$429,392	$3,343,585	$1,591,417,434
	75.01 - 80.00	$1,780,850,781	$135,441	$0	$2,584,367	$1,783,570,588
	> 80.00	$1,033,689,320	$0	$0	$1,536,131	$1,035,225,451
Total Alberta		$11,271,050,262	$3,301,388	$1,247,313	$25,079,132	$11,300,678,095

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia
	20.00 and below	$1,511,844,913	$127,550	$129,017	$463,219	$1,512,564,699
	20.01 - 25.00	$1,052,853,531	$245,276	$338,581	$0	$1,053,437,388
	25.01 - 30.00	$1,482,574,813	$237,535	$0	$2,213,924	$1,485,026,272
	30.01 - 35.00	$1,847,431,894	$293,134	$403,856	$1,698,100	$1,849,826,983
	35.01 - 40.00	$2,214,157,663	$121,886	$1,350,002	$1,277,220	$2,216,906,771
	40.01 - 45.00	$2,226,692,878	$641,460	$44,906	$917,428	$2,228,296,672
	45.01 - 50.00	$2,054,235,888	$302,843	$0	$69,840	$2,054,608,571
	50.01 - 55.00	$2,078,255,705	$1,724,001	$383,632	$261,262	$2,080,624,601
	55.01 - 60.00	$1,935,857,692	$0	$1,002,266	$120,328	$1,936,980,286
	60.01 - 65.00	$2,355,352,631	$0	$0	$279,428	$2,355,632,059
	65.01 - 70.00	$1,979,188,969	$0	$937,268	$558,066	$1,980,684,303
	70.01 - 75.00	$2,008,071,782	$128,771	$0	$267,086	$2,008,467,638
	75.01 - 80.00	$2,033,134,896	$0	$0	$0	$2,033,134,896
	> 80.00	$210,955,795	$0	$0	$0	$210,955,795
Total British Columbia		$24,990,609,049	$3,822,454	$4,589,529	$8,125,901	$25,007,146,934

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba
	20.00 and below	$62,675,023	$37,109	$0	$0	$62,712,131
	20.01 - 25.00	$41,423,495	$59,269	$0	$48,832	$41,531,596
	25.01 - 30.00	$64,935,220	$0	$0	$0	$64,935,220
	30.01 - 35.00	$85,180,775	$0	$0	$42,900	$85,223,674
	35.01 - 40.00	$117,403,767	$92,788	$0	$171,164	$117,667,720
	40.01 - 45.00	$147,031,109	$16,448	$0	$0	$147,047,557
	45.01 - 50.00	$187,508,393	$0	$0	$271,778	$187,780,172
	50.01 - 55.00	$211,090,361	$0	$207,687	$0	$211,298,048
	55.01 - 60.00	$236,576,420	$419,170	$0	$0	$236,995,591
	60.01 - 65.00	$290,613,050	$110,229	$0	$331,424	$291,054,702
	65.01 - 70.00	$377,340,158	$0	$0	$392,255	$377,732,413
	70.01 - 75.00	$465,218,494	$0	$0	$732,161	$465,950,656
	75.01 - 80.00	$335,069,090	$0	$0	$111,808	$335,180,898
	> 80.00	$13,010,434	$0	$0	$0	$13,010,434
Total Manitoba		$2,635,075,789	$735,013	$207,687	$2,102,322	$2,638,120,811

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 7 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick
	20.00 and below	$32,326,714	$0	$37,605	$0	$32,364,319
	20.01 - 25.00	$24,445,346	$0	$0	$0	$24,445,346
	25.01 - 30.00	$30,918,958	$0	$0	$108,043	$31,027,001
	30.01 - 35.00	$50,275,979	$0	$0	$0	$50,275,979
	35.01 - 40.00	$69,179,436	$0	$0	$73,031	$69,252,466
	40.01 - 45.00	$86,474,392	$0	$100,643	$325,332	$86,900,367
	45.01 - 50.00	$90,302,604	$77,458	$172,344	$183,525	$90,735,930
	50.01 - 55.00	$85,679,999	$0	$0	$234,950	$85,914,950
	55.01 - 60.00	$84,866,907	$0	$46,244	$86,899	$85,000,050
	60.01 - 65.00	$91,828,379	$0	$0	$224,810	$92,053,189
	65.01 - 70.00	$115,878,177	$274,556	$0	$243,250	$116,395,983
	70.01 - 75.00	$127,685,778	$112,168	$0	$0	$127,797,946
	75.01 - 80.00	$48,756,253	$0	$0	$0	$48,756,253
	> 80.00	$7,349,146	$0	$0	$0	$7,349,146
Total New Brunswick		$945,968,067	$464,182	$356,836	$1,479,840	$948,268,925

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland and Labrador
	20.00 and below	$24,959,738	$6,109	$0	$39,760	$25,005,606
	20.01 - 25.00	$21,156,432	$0	$0	$0	$21,156,432
	25.01 - 30.00	$32,033,270	$0	$0	$35,335	$32,068,604
	30.01 - 35.00	$43,897,746	$0	$0	$0	$43,897,746
	35.01 - 40.00	$64,253,912	$160,978	$0	$0	$64,414,889
	40.01 - 45.00	$93,647,673	$0	$0	$0	$93,647,673
	45.01 - 50.00	$106,206,470	$0	$0	$212,682	$106,419,151
	50.01 - 55.00	$96,050,482	$185,666	$0	$555,782	$96,791,930
	55.01 - 60.00	$89,646,363	$0	$0	$184,181	$89,830,544
	60.01 - 65.00	$87,070,379	$379,937	$0	$0	$87,450,316
	65.01 - 70.00	$107,907,720	$0	$0	$0	$107,907,720
	70.01 - 75.00	$115,829,435	$0	$56,993	$166,965	$116,053,392
	75.01 - 80.00	$36,869,239	$0	$0	$0	$36,869,239
	> 80.00	$2,610,337	$0	$0	$0	$2,610,337
Total Newfoundland and Labrador		$922,139,195	$732,690	$56,993	$1,194,704	$924,123,581

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories
	20.00 and below	$520,799	$0	$0	$0	$520,799
	20.01 - 25.00	$66,074	$0	$0	$0	$66,074
	25.01 - 30.00	$149,656	$0	$0	$0	$149,656
	30.01 - 35.00	$427,325	$0	$0	$0	$427,325
	35.01 - 40.00	$437,835	$0	$0	$0	$437,835
	40.01 - 45.00	$90,503	$0	$0	$0	$90,503
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$171,224	$0	$0	$0	$171,224
Total Northwest Territories		$1,863,415	$0	$0	$0	$1,863,415

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 8 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia
	20.00 and below	$55,866,608	$122,977	$10,235	$0	$55,999,821
	20.01 - 25.00	$39,034,147	$0	$0	$0	$39,034,147
	25.01 - 30.00	$49,291,235	$0	$89,830	$86,614	$49,467,679
	30.01 - 35.00	$71,616,802	$0	$0	$90,602	$71,707,404
	35.01 - 40.00	$96,337,747	$0	$95,420	$428,535	$96,861,702
	40.01 - 45.00	$128,964,882	$153,181	$0	$474,374	$129,592,438
	45.01 - 50.00	$156,061,742	$0	$0	$982,034	$157,043,777
	50.01 - 55.00	$164,254,769	$0	$0	$77,731	$164,332,500
	55.01 - 60.00	$182,162,762	$0	$0	$324,575	$182,487,336
	60.01 - 65.00	$252,226,530	$0	$0	$252,108	$252,478,638
	65.01 - 70.00	$270,866,229	$0	$0	$0	$270,866,229
	70.01 - 75.00	$170,848,200	$0	$0	$132,097	$170,980,297
	75.01 - 80.00	$61,374,955	$0	$0	$0	$61,374,955
	> 80.00	$4,188,784	$0	$0	$0	$4,188,784
Total Nova Scotia		$1,703,095,391	$276,159	$195,485	$2,848,670	$1,706,415,705

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut
	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$38,103	$0	$0	$0	$38,103
	30.01 - 35.00	$0	$0	$0	$0	$0
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$38,103	$0	$0	$0	$38,103

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario
	20.00 and below	$2,561,722,578	$998,464	$90,096	$719,801	$2,563,530,940
	20.01 - 25.00	$1,952,981,552	$79,959	$0	$402,477	$1,953,463,989
	25.01 - 30.00	$2,785,114,120	$1,725,075	$164,617	$603,270	$2,787,607,081
	30.01 - 35.00	$3,601,854,879	$488,214	$103,686	$2,121,285	$3,604,568,064
	35.01 - 40.00	$4,483,616,923	$811,744	$0	$0	$4,484,428,668
	40.01 - 45.00	$4,750,800,210	$1,744,902	$2,259,463	$1,158,064	$4,755,962,639
	45.01 - 50.00	$5,123,069,635	$1,094,857	$696,974	$1,553,523	$5,126,414,989
	50.01 - 55.00	$5,385,329,099	$1,619,637	$240,494	$2,386,212	$5,389,575,443
	55.01 - 60.00	$6,231,747,733	$5,289,379	$0	$1,828,551	$6,238,865,662
	60.01 - 65.00	$5,455,123,798	$759,002	$591,931	$0	$5,456,474,731
	65.01 - 70.00	$6,578,637,035	$252,008	$1,219,698	$0	$6,580,108,741
	70.01 - 75.00	$7,305,512,497	$2,110,940	$0	$1,752,027	$7,309,375,464
	75.01 - 80.00	$1,879,918,566	$111,974	$0	$0	$1,880,030,540
	> 80.00	$14,575,071	$0	$0	$0	$14,575,071
Total Ontario		$58,110,003,695	$17,086,155	$5,366,960	$12,525,211	$58,144,982,022

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 9 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island
	20.00 and below	$6,130,213	$25,395	$0	$0	$6,155,609
	20.01 - 25.00	$4,586,101	$0	$0	$0	$4,586,101
	25.01 - 30.00	$7,782,738	$0	$0	$0	$7,782,738
	30.01 - 35.00	$9,715,173	$0	$0	$0	$9,715,173
	35.01 - 40.00	$12,687,241	$0	$0	$0	$12,687,241
	40.01 - 45.00	$18,067,493	$0	$0	$0	$18,067,493
	45.01 - 50.00	$16,714,436	$0	$0	$0	$16,714,436
	50.01 - 55.00	$20,353,531	$0	$0	$0	$20,353,531
	55.01 - 60.00	$30,288,345	$0	$0	$0	$30,288,345
	60.01 - 65.00	$24,105,265	$0	$0	$0	$24,105,265
	65.01 - 70.00	$21,329,345	$0	$0	$0	$21,329,345
	70.01 - 75.00	$32,040,879	$0	$0	$0	$32,040,879
	75.01 - 80.00	$11,914,030	$0	$0	$0	$11,914,030
	> 80.00	$1,788,786	$0	$0	$0	$1,788,786
Total Prince Edward Island		$217,503,576	$25,395	$0	$0	$217,528,971

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec
	20.00 and below	$342,228,922	$22,613	$0	$23,715	$342,275,250
	20.01 - 25.00	$251,432,546	$188,572	$0	$82,656	$251,703,774
	25.01 - 30.00	$333,636,864	$152,371	$24,806	$0	$333,814,041
	30.01 - 35.00	$448,364,788	$446,175	$0	$0	$448,810,963
	35.01 - 40.00	$603,747,858	$9,371	$0	$0	$603,757,228
	40.01 - 45.00	$769,280,700	$91,307	$125,371	$134,729	$769,632,107
	45.01 - 50.00	$998,112,155	$265,441	$226,766	$634,434	$999,238,796
	50.01 - 55.00	$1,279,008,580	$109,813	$218,069	$1,019,173	$1,280,355,634
	55.01 - 60.00	$1,460,627,513	$419,159	$111,365	$683,741	$1,461,841,778
	60.01 - 65.00	$1,631,180,070	$1,024,705	$138,598	$539,331	$1,632,882,703
	65.01 - 70.00	$1,290,720,513	$903,059	$0	$182,844	$1,291,806,416
	70.01 - 75.00	$1,060,604,526	$0	$0	$265,184	$1,060,869,710
	75.01 - 80.00	$470,714,405	$533,127	$0	$321,980	$471,569,512
	> 80.00	$11,496,275	$0	$0	$0	$11,496,275
Total Quebec		$10,951,155,713	$4,165,712	$844,975	$3,887,787	$10,960,054,187

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan
	20.00 and below	$82,014,014	$27,846	$0	$8,879	$82,050,739
	20.01 - 25.00	$62,543,908	$0	$63,615	$241,384	$62,848,906
	25.01 - 30.00	$94,342,166	$0	$0	$252,413	$94,594,579
	30.01 - 35.00	$127,795,922	$234,348	$0	$347,873	$128,378,143
	35.01 - 40.00	$186,050,064	$67,974	$0	$153,602	$186,271,639
	40.01 - 45.00	$267,297,151	$0	$0	$1,338,604	$268,635,755
	45.01 - 50.00	$263,466,512	$370,688	$0	$806,978	$264,644,179
	50.01 - 55.00	$253,742,502	$99,415	$75,882	$1,340,215	$255,258,014
	55.01 - 60.00	$200,826,938	$0	$0	$686,227	$201,513,165
	60.01 - 65.00	$176,810,935	$0	$48,673	$0	$176,859,608
	65.01 - 70.00	$212,087,278	$36,093	$0	$0	$212,123,371
	70.01 - 75.00	$236,092,163	$0	$0	$0	$236,092,163
	75.01 - 80.00	$73,574,101	$269,168	$0	$0	$73,843,269
	> 80.00	$5,867,446	$0	$0	$0	$5,867,446
Total Saskatchewan		$2,242,511,100	$1,105,531	$188,169	$5,176,176	$2,248,980,975

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 10 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon
	20.00 and below	$1,614,389	$0	$0	$0	$1,614,389
	20.01 - 25.00	$786,551	$0	$0	$0	$786,551
	25.01 - 30.00	$1,168,661	$0	$0	$0	$1,168,661
	30.01 - 35.00	$2,132,341	$0	$0	$0	$2,132,341
	35.01 - 40.00	$3,526,889	$0	$0	$218,774	$3,745,663
	40.01 - 45.00	$1,799,004	$0	$0	$0	$1,799,004
	45.01 - 50.00	$1,107,075	$0	$0	$0	$1,107,075
	50.01 - 55.00	$1,302,028	$158,412	$0	$0	$1,460,439
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$68,319	$0	$0	$0	$68,319
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$13,505,256	$158,412	$0	$218,774	$13,882,442

Grand Total		$114,004,518,611	$31,873,091	$13,053,947	$62,638,518	$114,112,084,167

Provincial Distribution by Indexed LTV- Drawn and Aging Summary (%)

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Alberta
	20.00 and below	0.23	0.00	0.00	0.00	0.23
	20.01 - 25.00	0.18	0.00	0.00	0.00	0.18
	25.01 - 30.00	0.24	0.00	0.00	0.00	0.24
	30.01 - 35.00	0.33	0.00	0.00	0.00	0.33
	35.01 - 40.00	0.44	0.00	0.00	0.00	0.44
	40.01 - 45.00	0.54	0.00	0.00	0.00	0.55
	45.01 - 50.00	0.61	0.00	0.00	0.00	0.62
	50.01 - 55.00	0.67	0.00	0.00	0.00	0.68
	55.01 - 60.00	0.75	0.00	0.00	0.00	0.75
	60.01 - 65.00	0.91	0.00	0.00	0.00	0.91
	65.01 - 70.00	1.11	0.00	0.00	0.00	1.11
	70.01 - 75.00	1.39	0.00	0.00	0.00	1.39
	75.01 - 80.00	1.56	0.00	0.00	0.00	1.56
	> 80.00	0.91	0.00	0.00	0.00	0.91
Total Alberta		9.88	0.00	0.00	0.02	9.90

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia
	20.00 and below	1.32	0.00	0.00	0.00	1.33
	20.01 - 25.00	0.92	0.00	0.00	0.00	0.92
	25.01 - 30.00	1.30	0.00	0.00	0.00	1.30
	30.01 - 35.00	1.62	0.00	0.00	0.00	1.62
	35.01 - 40.00	1.94	0.00	0.00	0.00	1.94
	40.01 - 45.00	1.95	0.00	0.00	0.00	1.95
	45.01 - 50.00	1.80	0.00	0.00	0.00	1.80
	50.01 - 55.00	1.82	0.00	0.00	0.00	1.82
	55.01 - 60.00	1.70	0.00	0.00	0.00	1.70
	60.01 - 65.00	2.06	0.00	0.00	0.00	2.06
	65.01 - 70.00	1.73	0.00	0.00	0.00	1.74
	70.01 - 75.00	1.76	0.00	0.00	0.00	1.76
	75.01 - 80.00	1.78	0.00	0.00	0.00	1.78
	> 80.00	0.18	0.00	0.00	0.00	0.18
Total British Columbia		21.90	0.00	0.00	0.01	21.91

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 11 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba
	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.07	0.00	0.00	0.00	0.07
	35.01 - 40.00	0.10	0.00	0.00	0.00	0.10
	40.01 - 45.00	0.13	0.00	0.00	0.00	0.13
	45.01 - 50.00	0.16	0.00	0.00	0.00	0.16
	50.01 - 55.00	0.18	0.00	0.00	0.00	0.19
	55.01 - 60.00	0.21	0.00	0.00	0.00	0.21
	60.01 - 65.00	0.25	0.00	0.00	0.00	0.26
	65.01 - 70.00	0.33	0.00	0.00	0.00	0.33
	70.01 - 75.00	0.41	0.00	0.00	0.00	0.41
	75.01 - 80.00	0.29	0.00	0.00	0.00	0.29
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Manitoba		2.31	0.00	0.00	0.00	2.31

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick
	20.00 and below	0.03	0.00	0.00	0.00	0.03
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.08	0.00	0.00	0.00	0.08
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.07	0.00	0.00	0.00	0.07
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.10	0.00	0.00	0.00	0.10
	70.01 - 75.00	0.11	0.00	0.00	0.00	0.11
	75.01 - 80.00	0.04	0.00	0.00	0.00	0.04
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total New Brunswick		0.83	0.00	0.00	0.00	0.83

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland and Labrador
	20.00 and below	0.02	0.00	0.00	0.00	0.02
	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.04	0.00	0.00	0.00	0.04
	35.01 - 40.00	0.06	0.00	0.00	0.00	0.06
	40.01 - 45.00	0.08	0.00	0.00	0.00	0.08
	45.01 - 50.00	0.09	0.00	0.00	0.00	0.09
	50.01 - 55.00	0.08	0.00	0.00	0.00	0.08
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.08	0.00	0.00	0.00	0.08
	65.01 - 70.00	0.09	0.00	0.00	0.00	0.09
	70.01 - 75.00	0.10	0.00	0.00	0.00	0.10
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.81	0.00	0.00	0.00	0.81

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 12 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.00	0.00	0.00	0.00	0.00

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia
	20.00 and below	0.05	0.00	0.00	0.00	0.05
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.11	0.00	0.00	0.00	0.11
	45.01 - 50.00	0.14	0.00	0.00	0.00	0.14
	50.01 - 55.00	0.14	0.00	0.00	0.00	0.14
	55.01 - 60.00	0.16	0.00	0.00	0.00	0.16
	60.01 - 65.00	0.22	0.00	0.00	0.00	0.22
	65.01 - 70.00	0.24	0.00	0.00	0.00	0.24
	70.01 - 75.00	0.15	0.00	0.00	0.00	0.15
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.05
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.49	0.00	0.00	0.00	1.50

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 13 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario
	20.00 and below	2.24	0.00	0.00	0.00	2.25
	20.01 - 25.00	1.71	0.00	0.00	0.00	1.71
	25.01 - 30.00	2.44	0.00	0.00	0.00	2.44
	30.01 - 35.00	3.16	0.00	0.00	0.00	3.16
	35.01 - 40.00	3.93	0.00	0.00	0.00	3.93
	40.01 - 45.00	4.16	0.00	0.00	0.00	4.17
	45.01 - 50.00	4.49	0.00	0.00	0.00	4.49
	50.01 - 55.00	4.72	0.00	0.00	0.00	4.72
	55.01 - 60.00	5.46	0.00	0.00	0.00	5.47
	60.01 - 65.00	4.78	0.00	0.00	0.00	4.78
	65.01 - 70.00	5.77	0.00	0.00	0.00	5.77
	70.01 - 75.00	6.40	0.00	0.00	0.00	6.41
	75.01 - 80.00	1.65	0.00	0.00	0.00	1.65
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		50.92	0.01	0.00	0.01	50.95

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island
	20.00 and below	0.01	0.00	0.00	0.00	0.01
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.01	0.00	0.00	0.00	0.01
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.02	0.00	0.00	0.00	0.02
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.03	0.00	0.00	0.00	0.03
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.19	0.00	0.00	0.00	0.19

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec
	20.00 and below	0.30	0.00	0.00	0.00	0.30
	20.01 - 25.00	0.22	0.00	0.00	0.00	0.22
	25.01 - 30.00	0.29	0.00	0.00	0.00	0.29
	30.01 - 35.00	0.39	0.00	0.00	0.00	0.39
	35.01 - 40.00	0.53	0.00	0.00	0.00	0.53
	40.01 - 45.00	0.67	0.00	0.00	0.00	0.67
	45.01 - 50.00	0.87	0.00	0.00	0.00	0.88
	50.01 - 55.00	1.12	0.00	0.00	0.00	1.12
	55.01 - 60.00	1.28	0.00	0.00	0.00	1.28
	60.01 - 65.00	1.43	0.00	0.00	0.00	1.43
	65.01 - 70.00	1.13	0.00	0.00	0.00	1.13
	70.01 - 75.00	0.93	0.00	0.00	0.00	0.93
	75.01 - 80.00	0.41	0.00	0.00	0.00	0.41
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Quebec		9.60	0.00	0.00	0.00	9.60

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 14 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan
	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.06
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.11	0.00	0.00	0.00	0.11
	35.01 - 40.00	0.16	0.00	0.00	0.00	0.16
	40.01 - 45.00	0.23	0.00	0.00	0.00	0.24
	45.01 - 50.00	0.23	0.00	0.00	0.00	0.23
	50.01 - 55.00	0.22	0.00	0.00	0.00	0.22
	55.01 - 60.00	0.18	0.00	0.00	0.00	0.18
	60.01 - 65.00	0.15	0.00	0.00	0.00	0.15
	65.01 - 70.00	0.19	0.00	0.00	0.00	0.19
	70.01 - 75.00	0.21	0.00	0.00	0.00	0.21
	75.01 - 80.00	0.06	0.00	0.00	0.00	0.06
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Saskatchewan		1.97	0.00	0.00	0.00	1.97

Province	Indexed LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon
	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.01	0.00	0.00	0.00	0.01

Grand Total		99.91	0.03	0.01	0.05	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.00 and below
	Score Unavailable	$31,940,684	0.03
	499 and below	$1,539,960	0.00
	500 - 539	$4,691,994	0.00
	540 - 559	$5,503,870	0.00
	560 - 579	$3,337,699	0.00
	580 - 599	$5,767,431	0.01
	600 - 619	$10,319,312	0.01
	620 - 639	$13,291,249	0.01
	640 - 659	$24,958,819	0.02
	660 - 679	$41,937,652	0.04
	680 - 699	$68,140,832	0.06
	700 - 719	$105,461,084	0.09
	720 - 739	$131,806,465	0.12
	740 - 759	$162,169,954	0.14
	760 - 779	$193,800,040	0.17
	780 - 799	$270,165,066	0.24
	800 and above	$3,876,129,518	3.40
Total		$4,950,961,628	4.34

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00
	Score Unavailable	$17,396,250	0.02
	499 and below	$1,476,559	0.00
	500 - 539	$4,472,302	0.00
	540 - 559	$3,657,586	0.00
	560 - 579	$3,324,164	0.00
	580 - 599	$5,488,026	0.00
	600 - 619	$7,458,734	0.01

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 15 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

	620 - 639	$17,091,506	0.01
	640 - 659	$31,117,492	0.03
	660 - 679	$38,803,169	0.03
	680 - 699	$72,561,863	0.06
	700 - 719	$97,923,871	0.09
	720 - 739	$124,951,621	0.11
	740 - 759	$139,722,364	0.12
	760 - 779	$175,109,973	0.15
	780 - 799	$229,454,641	0.20
	800 and above	$2,689,046,886	2.36
Total		$3,659,057,008	3.21

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00
	Score Unavailable	$19,606,268	0.02
	499 and below	$2,722,601	0.00
	500 - 539	$7,164,458	0.01
	540 - 559	$7,332,506	0.01
	560 - 579	$8,490,834	0.01
	580 - 599	$11,230,993	0.01
	600 - 619	$17,347,111	0.02
	620 - 639	$30,195,757	0.03
	640 - 659	$51,244,711	0.04
	660 - 679	$73,263,726	0.06
	680 - 699	$106,274,498	0.09
	700 - 719	$159,486,066	0.14
	720 - 739	$208,857,676	0.18
	740 - 759	$229,742,700	0.20
	760 - 779	$275,284,951	0.24
	780 - 799	$370,999,301	0.33
	800 and above	$3,578,902,638	3.14
Total		$5,158,146,796	4.52

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00
	Score Unavailable	$21,529,163	0.02
	499 and below	$5,875,742	0.01
	500 - 539	$12,144,707	0.01
	540 - 559	$8,423,850	0.01
	560 - 579	$11,669,314	0.01
	580 - 599	$14,768,662	0.01
	600 - 619	$25,056,865	0.02
	620 - 639	$45,151,168	0.04
	640 - 659	$67,561,359	0.06
	660 - 679	$113,471,505	0.10
	680 - 699	$169,774,221	0.15
	700 - 719	$234,570,406	0.21
	720 - 739	$277,750,394	0.24
	740 - 759	$339,383,663	0.30
	760 - 779	$394,444,509	0.35
	780 - 799	$478,651,949	0.42
	800 and above	$4,455,583,768	3.90
Total		$6,675,811,245	5.85

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00
	Score Unavailable	$28,614,411	0.03
	499 and below	$6,016,572	0.01
	500 - 539	$10,426,735	0.01
	540 - 559	$10,273,044	0.01
	560 - 579	$16,455,501	0.01
	580 - 599	$21,849,250	0.02
	600 - 619	$36,445,406	0.03
	620 - 639	$64,699,225	0.06
	640 - 659	$105,898,572	0.09
	660 - 679	$180,006,665	0.16
	680 - 699	$244,106,201	0.21
	700 - 719	$335,396,125	0.29
	720 - 739	$392,273,742	0.34
	740 - 759	$431,498,520	0.38
	760 - 779	$532,203,717	0.47
	780 - 799	$651,387,441	0.57
	800 and above	$5,291,283,034	4.64
Total		$8,358,834,162	7.33

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 16 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00
	Score Unavailable	$19,290,539	0.02
	499 and below	$8,299,488	0.01
	500 - 539	$18,995,176	0.02
	540 - 559	$13,390,329	0.01
	560 - 579	$23,397,855	0.02
	580 - 599	$29,909,674	0.03
	600 - 619	$47,149,734	0.04
	620 - 639	$96,542,431	0.08
	640 - 659	$138,683,337	0.12
	660 - 679	$208,153,925	0.18
	680 - 699	$300,644,217	0.26
	700 - 719	$408,790,742	0.36
	720 - 739	$491,808,956	0.43
	740 - 759	$520,003,571	0.46
	760 - 779	$667,548,768	0.58
	780 - 799	$751,918,497	0.66
	800 and above	$5,379,627,427	4.71
Total		$9,124,154,665	8.00

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00
	Score Unavailable	$17,795,560	0.02
	499 and below	$9,525,452	0.01
	500 - 539	$18,043,364	0.02
	540 - 559	$15,964,773	0.01
	560 - 579	$28,620,948	0.03
	580 - 599	$41,529,612	0.04
	600 - 619	$63,420,216	0.06
	620 - 639	$91,067,650	0.08
	640 - 659	$145,568,998	0.13
	660 - 679	$225,671,675	0.20
	680 - 699	$347,012,486	0.30
	700 - 719	$437,209,485	0.38
	720 - 739	$556,439,841	0.49
	740 - 759	$632,495,106	0.55
	760 - 779	$702,647,824	0.62
	780 - 799	$844,294,984	0.74
	800 and above	$5,530,350,376	4.85
Total		$9,707,658,350	8.51

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00
	Score Unavailable	$14,231,733	0.01
	499 and below	$9,216,569	0.01
	500 - 539	$24,584,717	0.02
	540 - 559	$19,085,455	0.02
	560 - 579	$19,811,524	0.02
	580 - 599	$42,156,513	0.04
	600 - 619	$52,731,012	0.05
	620 - 639	$105,861,022	0.09
	640 - 659	$171,767,928	0.15
	660 - 679	$262,965,807	0.23
	680 - 699	$392,864,335	0.34
	700 - 719	$517,813,855	0.45
	720 - 739	$605,874,452	0.53
	740 - 759	$731,516,246	0.64
	760 - 779	$791,578,988	0.69
	780 - 799	$970,839,322	0.85
	800 and above	$5,625,074,561	4.93
Total		$10,357,974,038	9.08

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 17 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00
	Score Unavailable	$14,261,622	0.01
	499 and below	$11,573,306	0.01
	500 - 539	$21,040,624	0.02
	540 - 559	$17,128,359	0.02
	560 - 579	$32,492,666	0.03
	580 - 599	$34,023,775	0.03
	600 - 619	$68,529,748	0.06
	620 - 639	$107,249,088	0.09
	640 - 659	$212,834,304	0.19
	660 - 679	$292,975,187	0.26
	680 - 699	$460,888,767	0.40
	700 - 719	$586,770,102	0.51
	720 - 739	$701,361,261	0.61
	740 - 759	$794,470,777	0.70
	760 - 779	$903,634,662	0.79
	780 - 799	$1,085,413,531	0.95
	800 and above	$5,977,561,704	5.24
Total		$11,322,209,483	9.92

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00
	Score Unavailable	$14,711,452	0.01
	499 and below	$8,629,574	0.01
	500 - 539	$17,268,063	0.02
	540 - 559	$17,330,442	0.02
	560 - 579	$26,002,119	0.02
	580 - 599	$42,745,034	0.04
	600 - 619	$61,121,932	0.05
	620 - 639	$127,756,608	0.11
	640 - 659	$214,655,467	0.19
	660 - 679	$324,889,388	0.28
	680 - 699	$481,934,053	0.42
	700 - 719	$618,754,275	0.54
	720 - 739	$734,966,157	0.64
	740 - 759	$813,865,771	0.71
	760 - 779	$935,145,911	0.82
	780 - 799	$1,048,747,871	0.92
	800 and above	$5,921,906,724	5.19
Total		$11,410,430,840	10.00

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00
	Score Unavailable	$18,066,667	0.02
	499 and below	$11,490,832	0.01
	500 - 539	$22,370,430	0.02
	540 - 559	$19,245,205	0.02
	560 - 579	$30,931,742	0.03
	580 - 599	$53,631,484	0.05
	600 - 619	$86,035,459	0.08
	620 - 639	$161,255,112	0.14
	640 - 659	$258,418,016	0.23
	660 - 679	$392,666,825	0.34
	680 - 699	$525,576,741	0.46
	700 - 719	$698,129,877	0.61
	720 - 739	$767,642,347	0.67
	740 - 759	$869,139,688	0.76
	760 - 779	$967,201,633	0.85
	780 - 799	$1,124,574,124	0.99
	800 and above	$6,217,872,945	5.45
Total		$12,224,249,127	10.71

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00
	Score Unavailable	$12,433,437	0.01
	499 and below	$13,785,143	0.01
	500 - 539	$28,575,450	0.03
	540 - 559	$26,114,435	0.02
	560 - 579	$37,867,976	0.03
	580 - 599	$64,840,930	0.06
	600 - 619	$110,334,429	0.10
	620 - 639	$196,113,285	0.17
	640 - 659	$301,526,160	0.26
	660 - 679	$452,208,457	0.40
	680 - 699	$616,612,310	0.54
	700 - 719	$803,897,843	0.70
	720 - 739	$936,480,564	0.82
	740 - 759	$990,410,992	0.87

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 18 of 20

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 6/30/2020

	760 - 779	$1,137,220,981	1.00
	780 - 799	$1,269,511,863	1.11
	800 and above	$6,121,111,324	5.36
Total		$13,119,045,579	11.50

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00
	Score Unavailable	$2,010,900	0.00
	499 and below	$3,700,638	0.00
	500 - 539	$12,695,568	0.01
	540 - 559	$12,740,901	0.01
	560 - 579	$18,338,114	0.02
	580 - 599	$32,340,374	0.03
	600 - 619	$57,980,599	0.05
	620 - 639	$116,246,716	0.10
	640 - 659	$164,687,685	0.14
	660 - 679	$268,938,462	0.24
	680 - 699	$356,643,903	0.31
	700 - 719	$429,084,668	0.38
	720 - 739	$491,966,016	0.43
	740 - 759	$505,724,702	0.44
	760 - 779	$609,468,885	0.53
	780 - 799	$667,906,314	0.59
	800 and above	$2,985,838,053	2.62
Total		$6,736,312,498	5.90

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00
	Score Unavailable	$1,533,461	0.00
	499 and below	$1,191,028	0.00
	500 - 539	$3,406,303	0.00
	540 - 559	$3,401,168	0.00
	560 - 579	$7,847,268	0.01
	580 - 599	$6,773,059	0.01
	600 - 619	$13,009,373	0.01
	620 - 639	$23,501,692	0.02
	640 - 659	$39,816,674	0.03
	660 - 679	$64,583,690	0.06
	680 - 699	$84,905,829	0.07
	700 - 719	$102,001,640	0.09
	720 - 739	$129,402,438	0.11
	740 - 759	$125,160,658	0.11
	760 - 779	$107,182,465	0.09
	780 - 799	$115,105,798	0.10
	800 and above	$478,416,203	0.42
Total		$1,307,238,747	1.15

Grand Total		$114,112,084,167	100.00

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 19 of 20

RBC Covered Bond Programme Monthly Investor Report Appendix Housing Price Index Methodology

Indexation Methodology

The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.

Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceIndex.ca

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitanareas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuationto the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index

The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value

The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - June 30, 2020	Page 20 of 20